Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of June 30, 2021 and December 31, 2020 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade accounts payable	74,689	54,219
Down payments from clients	4,244	416
Other accounts payable	54,522	37,922
Total	133,455	92,557